UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21346

Name of Fund: BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni New York Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2012

Date of reporting period: 10/31/2011

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2011 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 122.3%
Corporate — 13.1%
Essex County Industrial Development Agency, Refunding RB, International Paper, Series A, AMT, 5.20%, 12/01/23	$1,000	$1,000,790
Jefferson County Industrial Development Agency New York, Refunding RB, Solid Waste, Series A, AMT, 5.20%, 12/01/20	500	500,805
New York City Industrial Development Agency, RB, AMT:
1990 American Airlines Inc. Project, Mandatory Put Bonds, 5.40%, 7/01/20	1,500	862,485
British Airways Plc Project, 7.63%, 12/01/32	1,000	1,003,980
Continental Airlines Inc., Mandatory Put Bonds, Project, 8.38%, 11/01/16	1,000	1,012,960
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT:
5.50%, 1/01/18	1,000	1,068,860
5.50%, 1/01/24	1,000	1,030,650
New York State Energy Research & Development Authority, Refunding RB:
Brooklyn Union Gas/Keyspan, Series A, AMT (FGIC), 4.70%, 2/01/24	500	514,135
Rochester Gas & Electric Corp., Series C (NPFGC), 5.00%, 8/01/32 (a)	1,000	1,087,240
		8,081,905
County/City/Special District/School District — 21.0%
Amherst Development Corp., RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	998,670
City of New York, New York, GO:
Series J (NPFGC), 5.25%, 5/15/18	1,015	1,110,187
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,789,770

Municipal Bonds	Par (000)	Value
New York (continued)
County/City/Special District/School District (concluded)
City of New York, New York, GO (concluded):
Sub-Series I-1, 5.13%, 4/01/25	$750	$830,790
City of New York, New York, GO, Refunding:
Series A, 5.00%, 8/01/24	500	551,105
Series E, 5.00%, 8/01/27	600	653,796
Monroe County Industrial Development Corporation, RB, Series A, 5.00%, 7/01/31	1,500	1,574,985
New York City Industrial Development Agency, RB, Queens Baseball Stadium, PILOT (AMBAC), 5.00%, 1/01/31	1,500	1,346,130
New York City Industrial Development Agency, Refunding RB, Terminal One Group Association Project, AMT, 5.50%, 1/01/21 (a)	250	261,997
New York City Transitional Finance Authority, RB:
Fiscal 2007, Series S-1 (FGIC), 5.00%, 7/15/24	500	543,045
Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	635,961
New York Convention Center Development Corp., RB, Hotel Unit Fee Secured (AMBAC), 5.00%, 11/15/35	120	121,793
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 5.63%, 7/15/47	1,000	1,005,450
United Nations Development Corp. New York, Refunding RB, Series A, 4.25%, 7/01/24	1,500	1,560,165
		12,983,844

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BOCES	Board of Cooperative Educational Services
CIFG	CDC IXIS Financial Guaranty
ERB	Education Revenue Bonds
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
Radian	Radian Group, Inc.
RB	Revenue Bonds
SONYMA	State of New York Mortgage Agency

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2011	1

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 14.8%
Dutchess County Industrial Development Agency New York, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 8/01/22	$750	$777,338
Nassau County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,085,270
New York City Industrial Development Agency, RB, Lycee Francais De New York Project, Series A (ACA), 5.50%, 6/01/15	500	517,110
New York State Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	933,249
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	132,258
Fordham University, Series A, 5.25%, 7/01/25	500	558,600
Haverstraw King’s Daughters Pu, 5.00%, 7/01/26	1,015	1,115,302
Master BOCES Program Lease (AGM), 3.50%, 8/15/25	250	239,145
Mount Sinai School of Medicine, 5.50%, 7/01/25	1,000	1,093,310
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	264,850
Yeshiva University, Series A, 4.00%, 11/01/25	750	732,690
Schenectady County Industrial Development Agency, Refunding RB, Union College Project, 5.00%, 7/01/26	1,000	1,058,720
Suffolk County Industrial Development Agency, Refunding RB, New York Institute of Technology Project, 5.25%, 3/01/21	600	625,134
		9,132,976
Health — 19.5%
Dutchess County Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	234,657
Dutchess County Local Development Corp., Refunding RB, Health Quest Sytem Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,060,270
Erie County Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	905	905,009
Genesee County Industrial Development Agency New York, Refunding RB, United Memorial Medical Center Project, 4.75%, 12/01/14	280	278,485
Monroe County Industrial Development Corp., RB, Unity Hospital of Rochester Project (FHA), 4.20%, 8/15/25	500	505,540

Municipal Bonds	Par (000)	Value
New York (continued)
Health (concluded)
New York City Industrial Development Agency, RB, PSCH Inc. Project, 6.20%, 7/01/20	$1,415	$1,354,042
New York State Dormitory Authority, RB:
New York State Association for Retarded Children Inc., Series A, 5.30%, 7/01/23	450	485,806
North Shore-Long Island Jewish Health System, Series A, 5.25%, 5/01/25	780	796,903
North Shore-Long Island Jewish Health System, Series A, 5.00%, 5/01/32	500	503,760
NYU Hospital Center, Series A, 5.00%, 7/01/22	1,000	1,045,720
NYU Hospital Center, Series B, 5.25%, 7/01/24	430	446,491
New York State Dormitory Authority, Refunding RB:
Mount Sinai Hospital, Series A, 4.25%, 7/01/23	250	252,155
North Shore-Long Island Jewish Health System, Series E, 5.00%, 5/01/22	650	700,492
Saratoga County Industrial Development Agency New York, Refunding RB, The Saratoga Hospital Project, Series A (Radian), 4.38%, 12/01/13	365	381,516
Suffolk County Industrial Development Agency New York, Refunding RB, Jeffersons Ferry Project, 4.63%, 11/01/16	800	829,064
Westchester County Industrial Development Agency New York, MRB, Kendal on Hudson Project, Series A, 6.38%, 1/01/24	1,000	998,470
Westchester County Industrial Development Agency New York, RB, Special Needs Facilities Pooled Program, Series D-1, 6.80%, 7/01/19	515	514,573
Yonkers Industrial Development Agency New York, RB, Sacred Heart Associations Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	757,822
		12,050,775
Housing — 9.9%
New York City Housing Development Corp., RB, Series H-2-A, AMT, 5.00%, 11/01/30	780	763,152
New York Mortgage Agency, Refunding MRB, 44th Series, AMT, 4.00%, 10/01/21	500	492,940
New York Mortgage Agency, Refunding RB, AMT:
Homeowner Mortgage,
Series 130, 4.75%, 10/01/30	2,500	2,457,025
Series 133, 4.95%, 10/01/21	395	402,837

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2011	2

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing (concluded)
New York Mortgage Agency, Refunding RB, AMT (concluded):
Series 143, 4.85%, 10/01/27	$500	$490,740
Yonkers Economic Development Corp., Refunding RB, Riverview II (Freddie Mac), 4.50%, 5/01/25	1,500	1,523,310
		6,130,004
State — 13.8%
Buffalo & Erie County Industrial Land Development Corp., RB, Buffalo State College Foudation Housing, 6.00%, 10/01/31	1,000	1,107,590
New York State Dormitory Authority, ERB, Series F, 5.00%, 3/15/30	1,290	1,349,327
New York State Dormitory Authority, LRB, Municipal Health Facilities, Sub- Series 2-4, 5.00%, 1/15/27	600	630,294
New York State Dormitory Authority, RB, Education, Series D, 5.00%, 3/15/31	500	527,120
New York State Dormitory Authority, Refunding RB, Department of Health, Series A (CIFG), 5.00%, 7/01/25	1,500	1,583,070
New York State Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,134,070
New York State Urban Development Corp., RB, State Personal Income Tax, State Facilities, Series A-1 (NPFGC), 5.00%, 3/15/24	485	520,992
New York State Urban Development Corp., Refunding RB, Service Contract, Series B, 5.00%, 1/01/21	1,500	1,681,920
		8,534,383
Tobacco — 1.7%
Tobacco Settlement Financing Corp. New York, RB, Asset-Backed, Series B-1C, 5.50%, 6/01/22	1,000	1,066,410
Transportation — 16.0%
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,058,910
Metropolitan Transportation Authority, RB:
Series A (NPFGC), 5.00%, 11/15/24	2,000	2,212,360
Series B, 5.25%, 11/15/19	860	995,235
Sub-Series B-1, 5.00%, 11/15/24	460	526,313
Sub-Series B-4, 5.00%, 11/15/24	300	342,147
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/25	750	834,600

Municipal Bonds	Par (000)	Value
New York (concluded)
Transportation (concluded)
Port Authority of New York & New Jersey, RB:
Consolidated 152nd Series, AMT, 5.00%, 11/01/24	$1,000	$1,059,560
JFK International Air Terminal, 5.00%, 12/01/20	1,000	1,021,190
Port Authority of New York & New Jersey, Refunding RB, AMT, Consolidated:
138th Series, 4.75%, 12/01/30	205	207,950
152nd Series, 5.00%, 11/01/23	500	526,910
Triborough Bridge & Tunnel Authority, RB, Series A, 5.00%, 1/01/27	1,000	1,118,260
		9,903,435
Utilities — 12.5%
Long Island Power Authority, RB, General, Series A, (AGM), 5.00%, 5/01/36	250	262,138
Long Island Power Authority, Refunding RB:
Series A, 5.50%, 4/01/24	875	981,916
Series D (NPFGC), 5.00%, 9/01/25	3,000	3,198,360
New York City Municipal Water Finance Authority, RB:
Second General Resolution, Series HH, 5.00%, 6/15/32	1,550	1,672,729
Series DD, 5.00%, 6/15/32	500	529,410
New York State Environmental Facilities Corp., RB, NYC Municipal Water, 5.00%, 6/15/31	1,000	1,098,450
		7,743,003
Total Municipal Bonds in New York		75,626,735
Guam — 2.5%
County/City/Special District/School District — 0.6%
Territory of Guam, RB, Section 30, Series A, 5.38%, 12/01/24	325	331,685
State — 0.3%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	185	188,295
Utilities — 1.6%
Guam Government Waterworks Authority, Refunding RB, Water, 6.00%, 7/01/25	1,000	1,004,140
Total Municipal Bonds in Guam		1,524,120
Puerto Rico — 11.0%
Education — 0.7%
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, RB, University Plaza Project, Series A (NPFGC), 5.00%, 7/01/33	500	470,345

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2011	3

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Puerto Rico (concluded)
Housing — 3.5%
Puerto Rico Housing Finance Authority, Refunding RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	$2,070	$2,145,100
State — 0.8%
Puerto Rico Public Buildings Authority, Refunding RB, Government Facilities, Series M-3 (NPFGC), 6.00%, 7/01/28	500	526,275
Transportation — 6.0%
Puerto Rico Highway & Transportation Authority, RB, Series Y (AGM), 6.25%, 7/01/21	3,000	3,441,750
Puerto Rico Highway & Transportation Authority, Refunding RB (AGM):
Series AA-1, 4.95%, 7/01/12 (b)	105	108,299
Series AA-1, 4.95%, 7/01/26	145	147,858
		3,697,907
Total Municipal Bonds in Puerto Rico		6,839,627
US Virgin Islands — 3.2%
Corporate — 1.6%
United States Virgin Islands, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	477,365
Virgin Islands Public Finance Authority, Refunding RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	500	477,365
		954,730
State — 1.6%
Virgin Islands Public Finance Authority, RB, Senior Lien, Matching Fund Loan Note, Series A, 5.25%, 10/01/24	1,000	1,014,110
Total Municipal Bonds in the US Virgin Islands		1,968,840
Total Municipal Bonds – 139.0%		85,959,322

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (c)
New York — 3.9%
County/City/Special District/School District — 1.4%
City of New York New York, GO, Sub- Series B-1, 5.25%, 9/01/22	750	857,018
Utilities — 2.5%
New York City Municipal Water Finance Authority, Refunding RB, Series A, 4.75%, 6/15/30	1,500	1,562,205
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 3.9%		2,419,223

		Value
Total Long-Term Investments (Cost – $85,080,268) – 142.9%		$88,378,545

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (d)(e)	3,074,939	3,074,939
Total Short-Term Securities (Cost – $3,074,939) – 5.0%		3,074,939
Total Investments (Cost - $88,155,207*) – 147.9%		91,453,484
Other Assets Less Liabilities – 1.8%		1,120,621
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (1.8)%		(1,125,731)
AMPS, at Redemption Value – (47.9)%		(29,600,000)
Net Assets Applicable to Common Shares – 100.0%		$61,848,374

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$86,858,826
Gross unrealized appreciation	$3,747,927
Gross unrealized depreciation	(278,269)
Net unrealized appreciation	$3,469,658

(a)	Variable rate security. Rate shown is as of report date.

(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2011	Net Activity	Shares Held at October 31, 2011	Income
BIF New York Municipal Money Fund	760,684	2,314,255	3,074,939	$—

(e)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2011	4

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$88,378,545	—	$88,378,545
Short-Term Securities	$3,074,939	—	—	3,074,939
	$3,074,939	$88,378,545	—	$91,453,484

[1]	See above Schedule of Investments for values in each sector.

BLACKROCK MUNI NEW YORK INTERMEDIATE DURATION FUND, INC.	OCTOBER 31, 2011	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni New York Intermediate Duration Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni New York Intermediate Duration Fund, Inc.

Date: December 21, 2011